VANECK VIDEO GAMING AND ESPORTS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 4.6%
Aristocrat Leisure Ltd. 303,968 $ 12,840,879
Underline
China : 16.7%
Kingsoft Corp. Ltd. (HKD) 1,715,600 7,365,371
NetEase, Inc. (ADR) 178,448 15,919,346
Tencent Holdings Ltd. (HKD) 437,500 23,346,702
46,631,419
France : 1.0%
Ubisoft Entertainment SA * † 203,037 2,768,532
Underline
Japan : 26.4%
Bandai Namco Holdings, Inc. 603,100 14,397,985
Capcom Co. Ltd. 558,800 12,170,174
GUNGHO ONLINE
ENTERTAINMENT * † 94,700 1,998,411
Konami Group Corp. 129,800 12,159,709
Nexon Co. Ltd. † 645,100 9,607,387
Nintendo Co. Ltd. 313,800 18,297,780
Square Enix Holdings Co.
Ltd. 129,400 5,030,527
73,661,973
Poland : 2.2%
CD Projekt SA † 134,498 6,237,453
Underline
South Korea : 6.1%
Krafton, Inc. * 57,539 12,124,903
NCSoft Corp. * 29,099 3,593,254
Pearl Abyss Corp. * 67,861 1,263,418
16,981,575
Sweden : 1.7%
Embracer Group AB * † 1,718,760 4,695,074
Underline
Number
of Shares Value
Taiwan : 3.0%
Micro-Star International Co.
Ltd. 1,522,000 $ 8,500,523
Underline
United States : 38.1%
Advanced Micro Devices,
Inc. * 177,145 21,397,345
AppLovin Corp. * 59,648 19,315,812
Electronic Arts, Inc. 87,907 12,860,794
GameStop Corp. * 447,659 14,029,633
Roblox Corp. * 264,662 15,313,343
Take-Two Interactive
Software, Inc. * 68,091 12,534,191
Unity Software, Inc. * † 488,463 10,975,764
106,426,882
Total Common Stocks
(Cost: $254,148,225) 278,744,310
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.9%
Money Market Fund: 1.9%
(Cost: $5,165,970)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 5,165,970 5,165,970
Total Investments: 101.7%
(Cost: $259,314,195) 283,910,280
Liabilities in excess of other assets: (1.7)% (4,740,426)
NET ASSETS: 100.0% $ 279,169,854
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
† Security fully or partially on loan. Total market value of securities on loan is $20,512,325.
* Non-income producing